UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-2677

                      (Investment Company Act File Number)


                   Federated Municipal Securities Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  3/31/08


                Date of Reporting Period:  Quarter ended 6/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS





FEDERATED MUNICIPAL SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS
June 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   MUNICIPAL BONDS--99.1%
                  ALABAMA--1.0%
  $  1,000,000     Alabama Agricultural & Mechanical University, Revenue  Bonds (Series 1998), 5.00% (MBIA             $   1,029,650
                   Insurance Corp. INS)/(Original Issue Yield: 5.15%), 11/1/2016
     1,400,000     Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser          1,516,844
                   Co.), 12/1/2024
     1,190,000 1,2 Huntsville, AL Health Care Authority, Residual Interest Tax-Exempt Securities (PA-1466), 5.75%          1,118,600
                   (Huntsville Hospital ), 6/1/2032
     1,000,000     Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (Original Issue Yield: 5.90%), 1/1/2020             1,052,340
                       TOTAL                                                                                               4,717,434
                   ARIZONA--0.8%
     1,810,000     Show Low, AZ IDA, Hospital Revenue Bonds , 5.00% (Navapache Regional Medical Center)/(Radian            1,846,073
                   Asset Assurance INS), 12/1/2030
     2,000,000     Show Low, AZ IDA, Hospital Revenue Bonds , 5.00% (Navapache Regional Medical Center)/(Radian            2,035,680
                   Asset Assurance INS), 12/1/2035
                       TOTAL                                                                                               3,881,753
                   ARKANSAS--0.2%
     1,000,000     Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80%             1,043,740
                   (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021
                   CALIFORNIA--8.2%
     1,825,000     California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California             1,832,026
                   College of the Arts), 6/1/2030
     3,000,000 1,2 California State, Residual Interest Tax-Exempt Securities (PA-1475), 5.01063% (Original Issue           2,688,420
                   Yield: 6.50%), 8/1/2030
     3,000,000 1,2 California State, Residual Interest Trust Receipts (Series 2007-FC6), 7.507%, 8/1/2025                  3,311,640
     1,000,000     California State, UT GO Bonds, 5.00%, 2/1/2023                                                          1,032,240
        65,000     California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030                   68,925
       515,000     California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030                  545,524
       170,000     California State, UT GO Bonds, 5.75%, 5/1/2030                                                            179,887
     3,000,000     California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023           3,131,070
     2,000,000     California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025           2,096,400
     1,495,000     California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS),           1,570,004
                   8/15/2013
     1,930,000     California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS),           2,035,745
                   8/15/2015
     1,500,000     California Statewide Communities Development Authority, Revenue Bonds (Series 2007A), 5.00%             1,516,050
                   (Kaiser Permanente), 4/1/2031
     1,000,000     Golden State Tobacco Securitization Corp., CA, (Series A-4), 7.80% (United States Treasury PRF          1,194,850
                   6/1/2013@100), 6/1/2042
     3,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds            3,434,490
                   (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%),
                   6/1/2039
     1,500,000     Manhattan Beach, CA, COP (Series 2004), 5.00% (AMBAC INS), 1/1/2036                                     1,528,335
     1,350,000     Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities        1,348,906
                   District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035
     1,000,000     Riverside, CA, 2003 COP (Riverside Public Financing Authority), 5.00% (AMBAC INS), 9/1/2028             1,022,840
     2,400,000     Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028        2,513,784
     3,000,000     Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025                      3,125,220
     1,000,000     Tustin, CA Unified School District, Community Facilities District #97-1, Sr. Lien Special Tax           1,018,160
                   Bonds (Series 2002 A), 5.00% (FSA INS)/(Original Issue Yield: 5.06%), 9/1/2038
     1,500,000     University of California, General Revenue Bonds, Series A, 5.125% (AMBAC INS), 5/15/2020                1,572,330
     2,500,000     University of California, Hospital Revenue Bonds (Series 2004A), 5.25% (UCLA Medical                    2,602,300
                   Center)/(AMBAC INS), 5/15/2030
                       TOTAL                                                                                              39,369,146
                   COLORADO--3.5%
     5,000,000     Arkansas River Power Authority, CO, 5.25% (XL Capital Assurance Inc. INS), 10/1/2032                    5,273,200
       760,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25%               773,194
                   (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034
       710,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25%                729,305
                   (Evangelical Lutheran Good Samaritan Society), 6/1/2023
     5,000,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.25% (Covenant Retirement           5,098,650
                   Communities, Inc.), 12/1/2025
       500,000     Douglas County, CO School District, Improvement UT GO Bonds (Series 2005B), 5.00% (FSA INS),              516,005
                   12/15/2030
     4,000,000     Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040        3,801,400
       505,000     Westminster, CO, Sales & Use Tax Revenue Refunding Bonds, (Series A), 5.60%, 12/1/2016                    518,595
                       TOTAL                                                                                              16,710,349
                   CONNECTICUT--0.3%
       600,000     Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health                  618,462
                   Network)/(Radian Asset Assurance INS), 7/1/2030
     1,000,000     New Haven, CT, UT GO Bonds, (Series B), 5.75% (United States Treasury PRF                               1,051,660
                   11/1/2009@101)/(Original Issue Yield: 5.83%), 11/1/2018
                       TOTAL                                                                                               1,670,122
                   DISTRICT OF COLUMBIA--1.4%
     5,000,000     District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2035               5,136,800
     1,310,000     District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.)/                  1,396,473
                   (AMBAC INS), 7/1/2016
                       TOTAL                                                                                               6,533,273
                   FLORIDA--5.0%
     1,750,000 1,2 Alachua County, FL Health Facilities Authority, Residual Interest Tax-Exempt Securities (PA-            1,697,500
                   1472), 5.30% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037
     1,000,000     Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds               1,038,150
                   (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024
       665,000     Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida              858,675
                   State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014
     4,335,000     Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida            5,096,226
                   State)/(Original Issue Yield: 9.173%), 6/1/2014
     3,000,000     Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries         3,773,550
                   COL)/(Original Issue Yield: 10.105%), 7/1/2014
       500,000     Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021                                                                 557,605
     1,015,000     Leon County, FL, COP, 5.00% (AMBAC INS), 7/1/2019                                                       1,059,498
     1,000,000     Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS),                1,065,720
                   7/1/2013
     1,060,000     Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 1996A), 6.25% (Orlando            1,189,521
                   Regional Healthcare System)/(United States Treasury COL), 10/1/2013
     3,500,000 1,2 South Broward Hospital District, FL, UBS Custodial Residual & Variable Securities (Series 07-           3,259,760
                   1003), 6.264%, 11/1/2014
       500,000     South Miami, FL Health Facilities Authority, Revenue Bonds, 5.25% (Baptist Health System of               529,720
                   South Florida)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 5.52%),
                   11/15/2033
     2,255,000     St. Johns County, FL IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian              2,395,915
                   Retirement Communities ), 8/1/2024
     1,765,000     St. Johns County, FL IDA, Health Care Revenue Refunding Bonds (Series 2007), 5.00% (Vicar's             1,758,346
                   Landing), 2/15/2027
                       TOTAL                                                                                              24,280,186
                   GEORGIA--1.1%
     1,850,000     Bibb County, GA Development Authority, Revenue Bonds, (Series 1991 IR-1), 4.85% (Temple-Inland,         1,855,402
                   Inc.), 12/1/2009
     1,000,000     Chatham County, GA Hospital Authority, Hospital Improvement Revenue Bonds (Series 2004A), 5.75%         1,053,690
                   (Memorial Health University Medical Center), 1/1/2029
     2,000,000     Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/                      2,155,960
                   (United States Treasury PRF 10/1/2009@102), 10/1/2019
                       TOTAL                                                                                               5,065,052
                   ILLINOIS--3.9%
     1,000,000     Chicago, IL Public Building Commission, Revenue Bonds, (Series A), 7.00% (Escrowed In Treasuries        1,237,540
                   COL)/(Original Issue Yield: 7.125%), 1/1/2020
     1,500,000     Illinois Finance Authority, Refunding Revenue Bonds, 5.25% (OSF Health Care Systems)/                   1,534,650
                   (Original Issue Yield: 5.30%), 11/15/2023
     3,750,000     Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of                  3,760,275
                   Technology), 4/1/2031
     1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of                    993,880
                   Technology), 4/1/2036
     1,660,000     Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (Newman Foundation at the                1,681,381
                   University of Illinois)/(Radian Asset Assurance INS), 2/1/2032
     2,750,000     Illinois Finance Authority, Revenue Bonds (Series 2007A), 5.00% (Bradley University)/(XL Capital        2,813,333
                   Assurance Inc. INS), 8/1/2034
     2,145,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University),           2,220,139
                   7/1/2022
     2,300,000     Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive        2,308,303
                   Living LLC), 11/15/2026
     1,000,000     Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive          998,450
                   Living LLC), 11/15/2036
     1,000,000     Illinois Sports Facility Authority, State Tax Supported Revenue Bonds, 5.00% (AMBAC INS)/               1,021,150
                   (Original Issue Yield: 5.18%), 6/15/2032
                       TOTAL                                                                                              18,569,101
                   INDIANA--2.8%
     1,000,000     Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs              1,044,530
                   (Marathon Oil Corp.) 12/2/2011
     3,000,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25%           3,058,860
                   (Baptist Homes of Indiana), 11/15/2035
     2,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25%               2,132,300
                   (Community Foundation of Northwest Indiana), 3/1/2025
     1,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd             1,009,450
                   Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022
     2,200,000     Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess            2,321,418
                   Hospital)/(AMBAC INS), 3/1/2029
     1,500,000     Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate           1,790,340
                   Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%),
                   7/1/2015
     2,000,000     St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375%         2,029,860
                   (Madison Center Obligated Group), 2/15/2034
                       TOTAL                                                                                              13,386,758
                   IOWA--0.4%
     1,000,000     Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A),           1,026,410
                   5.50% (Care Initiatives), 7/1/2025
     1,000,000     Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018        1,017,120
                       TOTAL                                                                                               2,043,530
                   KANSAS--0.5%
     1,315,000     Butler County, KS Union School District No. 490, Improvement UT GO Bonds (Series 2005B), 5.00%          1,360,367
                   (FSA INS), 9/1/2029
     1,150,000     University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health              1,229,810
                   System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022
                       TOTAL                                                                                               2,590,177
                   KENTUCKY--0.2%
     1,000,000     Murray, KY, Hospital Facilities Refunding Revenue Bonds (Series 2007), 5.125% (Murray-Calloway          1,005,830
                   County Public Hospital Corp.)/(Original Issue Yield: 4.65%), 8/1/2037
                   LOUISIANA--0.4%
       505,000     Louisiana Public Facilities Authority, FHA Insured Mortgage Revenue Bonds, 5.25% (Baton Rouge             525,695
                   General Medical Center)/(MBIA Insurance Corp. INS), 7/1/2033
     1,500,000     St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.),             1,510,260
                   6/1/2037
                       TOTAL                                                                                               2,035,955
                   MAINE--0.1%
       645,000     Maine State Turnpike Authority, Revenue Bonds, 5.00% (FSA INS), 7/1/2027                                  665,756
                   MARYLAND--0.2%
       250,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A),            248,490
                   5.25% (King Farm Presbyterian Retirement Community), 1/1/2027
       650,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A),            640,458
                   5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037
                       TOTAL                                                                                                 888,948
                   MASSACHUSETTS--5.5%
     5,000,000     Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00% (United States Treasury PRF            5,287,150
                   6/1/2010@100), 6/1/2016
       170,000     Massachusetts Bay Transportation Authority General Transportation System, Special Assessment              178,223
                   Bonds, 5.75%, 7/1/2016
     2,000,000     Massachusetts HEFA, Revenue Bonds  (Series 2004A), 6.375% (Northern Berkshire Health System             2,109,160
                   )/(Original Issue Yield: 6.60%), 7/1/2034
       790,000     Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford Regional Medical                         875,154
                   Center)/(United States Treasury PRF 7/15/2012@101)/(Original Issue Yield: 6.38%), 7/15/2032
     1,000,000     Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical                       1,114,560
                   Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023
     4,550,000     Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset                4,641,091
                   Assurance INS), 8/15/2025
     5,000,000     Massachusetts School Building Authority, Revenue Bonds (Series 2007A), 4.75% (AMBAC INS),               5,023,700
                   8/15/2032
     2,000,000     Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Seven Hills Foundation &          2,032,060
                   Affiliates)/(Radian Asset Assurance INS), 9/1/2035
        40,000     Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6) Revenue Bonds                 41,592
                   Unrefunded, 5.25% (Original Issue Yield: 5.50%), 8/1/2019
       430,000     Massachusetts Water Pollution Abatement Trust Pool, Program Revenue Bonds (Series 10), 5.00%              456,028
                   (United States Treasury PRF 8/1/2014@100), 8/1/2034
        70,000     Massachusetts Water Pollution Abatement Trust Pool, Program Revenue Bonds (Series 10), 5.00%,              71,802
                   8/1/2034
     2,460,000     Massachusetts Water Pollution Abatement Trust Pool, Program Series 6 Revenue Bonds Prerefunded,         2,577,514
                   5.25% (United States Treasury PRF 8/1/2010@101)/(Original Issue Yield: 5.50%), 8/1/2019
     1,000,000     Springfield, MA, UT GO  Refunding Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.12%),                 1,025,550
                   11/15/2018
     1,000,000     Sterling, MA, UT GO Bonds, 6.00% (FGIC INS), 2/15/2020                                                  1,061,210
                       TOTAL                                                                                              26,494,794
                   MICHIGAN--3.1%
     2,090,000     Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco          2,260,732
                   Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018
     2,515,000     Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds          2,754,881
                   (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027
     1,000,000     Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC INS), 5/1/2018                                   1,070,460
     2,000,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.00% (Metropolitan Hospital         2,160,040
                   ), 7/1/2035
     1,500,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A) , 6.00%                1,606,575
                   (Oakwood Obligated Group), 4/1/2022
     1,000,000     Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50%                1,048,480
                   (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022
     2,900,000     Michigan State Strategic Fund, Revenue Refunding PCR Bonds (Series C), 5.45% (Detroit Edison            2,984,216
                   Co.), 9/1/2029
       280,000     Northern Michigan University, Revenue Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue            285,712
                   Yield: 5.35%), 12/1/2020
       680,000     Otsego, MI Public School District, School Building & Site UT GO Bonds, 5.00% (United States               718,631
                   Treasury PRF 5/1/2014@100), 5/1/2034
                       TOTAL                                                                                              14,889,727
                   MINNESOTA--0.2%
     1,000,000     St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Health             1,021,170
                   East, Inc.)/(Original Issue Yield: 5.756%), 11/1/2015
                   MISSISSIPPI--1.4%
     5,000,000     Mississippi Business Finance Corp., Gulf Opportunity Zone IDRBs (Series 2006), 4.55% (Northrop          4,765,450
                   Grumman Corp.), 12/1/2028
     2,050,000     Mississippi Business Finance Corp., Refunding PCR Bonds, 5.90% (System Energy Resources,                2,069,721
                   Inc.)/(Original Issue Yield: 5.93%), 5/1/2022
                       TOTAL                                                                                               6,835,171
                   MISSOURI--0.7%
     2,000,000     Missouri Development Finance Board, Cultural Facilities Revenue Bonds (Series 2007B), 5.00%             2,069,540
                   (Kauffman Center for the Performing Arts), 6/1/2037
     1,335,000     Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A),             1,347,122
                   5.00% (Branson, MO), 6/1/2035
                       TOTAL                                                                                               3,416,662
                   MONTANA--0.8%
     3,700,000     Montana Facility Finance Authority, Hospital Revenue Bonds (Series 2007), 5.00% (Benefits               3,761,605
                   Healthcare System)/(Assured Guaranty Corp. INS), 1/1/2037
                   NEBRASKA--1.0%
     4,710,000     Omaha, NE Convention Hotel Corp., Convention Center Refunding Revenue Bonds, 5.00% (AMBAC INS),         4,891,571
                   2/1/2026
                   NEVADA--1.0%
     3,000,000     Clark County, NV, Passenger Facility Charge Revenue Bonds (Series 2007A-2), 5.00% (Las Vegas-           3,109,980
                   McCarran International Airport)/(AMBAC INS), 7/1/2026
     1,000,000     Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare                1,047,380
                   West)/(Original Issue Yield: 5.72%), 7/1/2024
       250,000     Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls          251,520
                   at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022
       600,000     Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125%                603,210
                   (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025
                       TOTAL                                                                                               5,012,090
                   NEW HAMPSHIRE--0.4%
     1,685,000     New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds         1,737,521
                   (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024
                   NEW JERSEY--1.6%
     1,100,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward                   1,159,741
                   Homestead)/(Original Issue Yield: 5.75%), 11/1/2024
     1,500,000     Newark, NJ Housing Authority, Revenue Bonds (Series 2004), 5.25% (Port Authority-Port Newark            1,603,815
                   Marine Terminal)/(United States Treasury PRF), 1/1/2022
     5,000,000     Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1),          4,825,500
                   5.00%, 6/1/2029
                       TOTAL                                                                                               7,589,056
                   NEW YORK--8.4%
     2,000,000     Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035           2,046,020
     2,000,000     Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018            2,087,780
     4,000,000     New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 3.394% (Yankee Stadium LLC)/(FGIC         3,931,080
                   INS), 3/1/2021
     3,000,000   1 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),              3,153,180
                   3/1/2015
     3,000,000     New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal         3,093,300
                   2005 Series C), 5.00%, 6/15/2030
     1,775,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50% (United States Treasury PRF                1,918,952
                   6/1/2013@100), 6/1/2023
       210,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023                                    223,045
     3,000,000 1,2 New York State Dormitory Authority, Municipal Securities Trust Certificates (Series 7041),              2,970,270
                   6.426% (New York Hospital Medical Center of Queens)/(FHA INS), 8/15/2037
     2,500,000     New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester,           2,604,000
                   NY)/(Original Issue Yield: 5.60%), 7/1/2016
     5,000,000     New York State Dormitory Authority, Revenue Bonds , 6.00% (State University of New York)/(MBIA          5,333,350
                   Insurance Corp. INS), 5/15/2016
       990,000     New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%,             1,013,047
                   6/15/2014
     4,000,000     New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds (Series         4,089,640
                   A-2), 5.375% (New York State)/(United States Treasury PRF 4/1/2008@101), 4/1/2016
     2,500,000     New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds              2,603,700
                   (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust
                   Fund), 4/1/2027
     1,015,000     Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In        1,125,330
                   Treasuries COL), 6/1/2014
     1,985,000     Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA               2,193,504
                   Insurance Corp. INS), 6/1/2014
     2,000,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue            2,017,980
                   Yield: 5.125%), 6/1/2026
                       TOTAL                                                                                              40,404,178
                   NORTH CAROLINA--1.0%
     3,000,000     North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds              3,077,310
                   (Series D), 5.125% (Original Issue Yield: 5.25%), 1/1/2023
     1,600,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80%         1,674,560
                   (Arc of North Carolina Projects), 10/1/2034
                       TOTAL                                                                                               4,751,870
                   OHIO--3.1%
     1,700,000     Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024                        1,803,054
     3,000,000     Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian           3,044,550
                   Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017
     4,000,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                 4,066,040
                   (Cleveland Electric Illuminating Co.), 12/1/2013
     1,345,000     Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building         1,385,014
                   Fund Projects), 4/1/2022
     4,135,000     Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75% (United States Treasury        4,358,166
                   PRF 2/1/2010@101), 2/1/2017
                       TOTAL                                                                                              14,656,824
                   OKLAHOMA--0.2%
     1,000,000     Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA            1,103,580
                   Insurance Corp. INS), 10/1/2016
                   OREGON--0.3%
     1,500,000     Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25%        1,549,650
                   (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021
                   PENNSYLVANIA--6.8%
     3,000,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny        3,540,030
                   Health System)/(Original Issue Yield: 9.70%), 11/15/2030
     1,280,000     Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional            1,260,890
                   Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029
     1,085,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005) ,             1,142,299
                   5.50% (United States Steel Corp.), 11/1/2016
     2,000,000     Allegheny County, PA, Refunding UT GO Notes (C-59B), 4.139% (FSA INS), 11/1/2026                        2,000,000
     3,500,000     Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran         3,447,710
                   Social Ministries), 1/1/2036
     2,000,000 1,2 Delaware Valley, PA Regional Finance Authority, Residual Tax-Exempt Securities (PA-1512), 4.70%,        2,000,000
                   6/1/2027
     8,000,000   3 Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017                          8,876,800
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00%           1,067,310
                   (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022
     5,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25%           5,391,050
                   (UPMC Health System), 1/15/2016
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25%           1,018,530
                   (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032
     2,000,000     Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125%         2,080,300
                   (Indiana University of PA)/(XL Capital Assurance Inc. INS), 7/1/2039
     1,000,000     Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel        1,029,450
                   Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017
                       TOTAL                                                                                              32,854,369
                   PUERTO RICO--1.0%
     4,500,000     Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (XL Capital Assurance            4,806,675
                   Inc. INS)/(Original Issue Yield: 5.27%), 7/1/2022
                   RHODE ISLAND--1.1%
     2,500,000     Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue           2,590,650
                   Bonds (Series 2007), 5.00% (Brown University), 9/1/2037
       340,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds,               367,751
                   6.375% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021
     2,160,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds,             2,391,358
                   6.375% (Lifespan Obligated Group)/(United States Treasury PRF 8/15/2012@100)/
                   (Original Issue Yield: 6.58%), 8/15/2021
                       TOTAL                                                                                               5,349,759
                   SOUTH CAROLINA--4.1%
     3,000,000     Kershaw County, SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006),         3,079,260
                   5.00% (Kershaw County, SC School District)/(CDC IXIS Financial Guaranty NA INS), 12/1/2030
     1,395,000     Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00%        1,513,491
                   (Lexington Medical Center), 5/1/2019
     2,850,000     South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/                      2,936,611
                   (Original Issue Yield: 5.75%), 11/15/2023
     2,795,000     South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health             2,898,974
                   System)/(Original Issue Yield: 5.84%), 11/15/2030
     2,000,000 1,2 South Carolina Jobs-EDA, Residual Interest Tax-Exempt Securities (PA-1471), 6.08% (Palmetto             2,000,000
                   Health Alliance), 8/1/2039
     1,890,000     South Carolina Jobs-EDA, Senior Lien Revenue Bonds (Series 2007A), 4.70% (Burroughs & Chapin            1,826,175
                   Multi-County Business Park)/(Radian Asset Assurance INS), 4/1/2035
     5,470,000     South Carolina Jobs-EDA, Student Housing Refunding Revenue Bonds (Series 2005A), 5.00% (Coastal         5,589,519
                   Housing Foundation LLC)/(CDC IXIS Financial Guaranty NA INS), 4/1/2035
                       TOTAL                                                                                              19,844,030
                   SOUTH DAKOTA--1.0%
     2,225,000     South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series               2,343,414
                   2002C), 5.35%, 5/1/2022
     2,420,000     South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15%        2,484,759
                   (FSA INS), 11/1/2020
                       TOTAL                                                                                               4,828,173
                   TENNESSEE--1.5%
     1,000,000     Harpeth Valley Utilities District, TN, Revenue Bonds, 5.05% (MBIA Insurance Corp. INS)/                 1,014,530
                   (Original Issue Yield: 5.08%), 9/1/2020
     1,880,000     Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50%            2,097,497
                   (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%),
                   9/1/2021
     1,120,000     Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50%            1,249,573
                   (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%),
                   9/1/2021
       935,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                 1,028,921
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield:
                   6.45%), 9/1/2022
     1,565,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                 1,722,204
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield:
                   6.45%), 9/1/2022
                       TOTAL                                                                                               7,112,725
                   TEXAS--8.4%
     4,600,000     Austin, TX Electric Utility System, Refunding Revenue Bonds, 5.25% (United States Treasury PRF          4,893,388
                   5/15/2013@100), 11/15/2022
     1,000,000     Bexar County, Health Facilities Development Corp., Refunding Revenue Bonds (Series 2007), 5.00%           986,310
                   (Army Retirement Residence Foundation), 7/1/2027
     1,160,000     Bexar County, Health Facilities Development Corp., Refunding Revenue Bonds (Series 2007), 5.00%         1,133,552
                   (Army Retirement Residence Foundation), 7/1/2037
     2,000,000     Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial                           2,118,420
                   Hospital)/(Original Issue Yield: 6.28%), 2/1/2022
     1,000,000     Comal, TX ISD, Refunding UT GO Bonds (Series 2005A) , 5.00% (PSFG GTD), 2/1/2025                        1,022,440
     3,000,000     Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer                 2,832,120
                   System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036
     3,000,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.00% (Wise Regional             3,254,190
                   Health System)/(Original Issue Yield: 7.125%), 9/1/2025
     1,000,000     Granbury, TX ISD, Refunding UT GO Bonds, 5.00% (PSFG GTD), 8/1/2027                                     1,028,770
     2,200,000     Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital                2,357,344
                   System)/(MBIA Insurance Corp. INS), 6/1/2011
     4,000,000     Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital                4,342,920
                   System)/(MBIA Insurance Corp. INS), 6/1/2012
     2,000,000 1,2 Harris County, TX, Toll Road Senior Lien Revenue Bond Drivers (Series 1864), 4.8391% (AMBAC             1,996,000
                   INS), 2/15/2015
     1,000,000     La Feria, TX ISD, School Building UT GO Bonds, 5.00% (PSFG GTD), 2/15/2037                              1,021,560
       600,000     Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (Centerpoint           630,930
                   Energy Houston Electric), 3/1/2027
     2,300,000     Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.),        2,368,287
                   4/1/2018
     2,165,000     Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875%               2,298,364
                   (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024
     1,000,000     Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC),               981,220
                   5/1/2028
     1,000,000     Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021        1,048,450
     5,000,000     Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas          5,019,050
                   State), 4/1/2027
     1,000,000     Texas Water Development Board, State Revolving Funds Revenue Bonds, (Series B), 5.00% (Original         1,010,480
                   Issue Yield: 5.28%), 7/15/2019
                       TOTAL                                                                                              40,343,795
                   UTAH--3.6%
    13,500,000     Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC        15,397,695
                   Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015
     2,000,000     Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.),          2,072,340
                   Mandatory Tender 11/1/2011
                       TOTAL                                                                                              17,470,035
                   VERMONT--0.7%
     2,295,000     Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, 5.50%               2,355,221
                   (Norwich University)/(United States Treasury PRF 7/1/2008@101)/(Original Issue Yield: 5.62%),
                   7/1/2018
     1,165,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2003A), 5.375%         1,184,479
                   (Vermont Law School)/(Original Issue Yield: 5.60%), 1/1/2023
                       TOTAL                                                                                               3,539,700
                   VIRGINIA--3.8%
     3,000,000     Chesapeake, VA IDA, PCR Bonds, 5.25% (Virginia Electric & Power Co.), 2/1/2008                          3,001,440
     5,000,000     Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018                     5,275,350
     3,000,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF               3,302,430
                   6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037
     2,500,000     Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1),         2,387,875
                   5.00% (Original Issue Yield: 5.12%), 6/1/2047
     3,900,000     Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00%           4,134,000
                   (Brinks Co. (The)), 4/1/2033
                       TOTAL                                                                                              18,101,095
                   WASHINGTON--3.6%
     1,000,000     Seattle, WA Water System, Revenue Bonds (Series 1999), 5.25%, 3/1/2013                                  1,022,290
     1,365,000     Seattle, WA, Refunding & Improvement LT GO Bonds (Series 2002), 5.00% (Original Issue Yield:            1,411,342
                   5.14%), 7/1/2020
     1,235,000     Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit            1,270,988
                   Valley Hospital), 12/1/2030
     1,000,000     Vancouver, WA, LT GO Bonds (Series 2003), 5.00% (AMBAC INS), 12/1/2029                                  1,027,580
     5,595,000     Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp.             5,724,916
                   INS)/(Original Issue Yield: 5.30%), 7/1/2013
     6,675,000     Washington State, UT GO Bonds, (Series A), 5.625% (Original Issue Yield: 5.66%), 7/1/2022               6,990,861
                       TOTAL                                                                                              17,447,977
                   WISCONSIN--4.6%
     1,000,000     Marinette County, WI, UT GO Refunding Bonds, 6.50% (FGIC INS), 9/1/2018                                 1,074,030
     1,655,000     Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS),        1,691,493
                   11/1/2022
     1,090,000     Wisconsin State Clean Water, Revenue Bonds (Series 1), 5.00% (Original Issue Yield: 5.14%),             1,115,648
                   6/1/2020
     5,500,000     Wisconsin State HEFA, Refunding Revenue Bonds , 5.75% (Wheaton Franciscan HealthCare)/(United           5,921,630
                   States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025
       300,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin,                      310,803
                   Inc.)/(Original Issue Yield: 5.583%), 6/1/2024
       430,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin,                      455,099
                   Inc.)/(Original Issue Yield: 5.82%), 6/1/2034
     2,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue        2,132,300
                   Yield: 5.84%), 5/1/2029
     1,340,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals,              1,448,299
                   Inc.)/(Original Issue Yield: 6.95%), 8/15/2034
     2,650,000     Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.25% (Vernon Memorial Healthcare,                   2,664,760
                   Inc.)/(Original Issue Yield: 5.28%), 3/1/2035
     1,940,000     Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%),         2,065,770
                   11/15/2023
     1,630,000     Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield:           1,707,751
                   6.15%), 7/1/2030
     1,250,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026          1,263,388
                       TOTAL                                                                                              21,850,971
                   WYOMING--0.2%
     1,000,000     University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance           1,028,010
                   Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019
                       TOTAL INVESTMENTS - 99.1%                                                                         477,149,893
                       (IDENTIFIED COST $464,267,309)3
                       OTHER ASSETS LIABILITIES - NET - 0.9%                                                               4,518,194
                       TOTAL NET ASSETS - 100%                                                                         $ 481,668,087

    At June 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

  1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $24,195,370, which represented 5.0% of total net assets.
  2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of
    Directors ("the Directors").  At June 30, 2007, these liquid restricted securities amounted to $21,042,190, which represented
    4.4% of total net assets.
  3 Underlying securities in inverse floater structure.
  4 At June 30, 2007, the cost of investments for federal tax purposes was $464,250,426. The net unrealized appreciation of investments for federal tax purposes was $12,899,467. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,476,463 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,576,996.

 At June 30,2007 the Fund had the following open swap contracts:
 DESCRIPTION                                                               EXPIRATION NOTIONAL PRINCIPAL AMOUNT   UNREALIZED
                                                                                                                DEPRECIATION
 Interest Rate Swap (Long on Fixed Rate) Notional Face $20,000,000, 4.210% 9/17/2007  $20,000,000                 $(182,400)

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2007, is as follows:

SECURITY                                                                                       ACQUISITION DATE     ACQUISITION COST
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),
3/1/2015                                                                                       3/15/2005                  $3,000,000

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 COP   --Certificates of Participation
 EDA   --Economic Development Authority
 EDRBs --Economic Development Revenue Bonds
 FGIC  --Financial Guaranty Insurance Company
 FHA   --Federal Housing Administration
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 HEFA  --Health and Education Facilities Authority
 HFDC  --Health Facility Development Corporation
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 IDC   --Industrial Development Corporation
 IDRBs --Industrial Development Revenue Bonds
 INS   --Insured
 ISD   --Independent School District
 LT    --Limited Tax
 PCR   --Pollution Control Revenue
 PRF   --Prerefunded
 PSFG  --Permanent School Fund Guarantee
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MUNICIPAL SECURITIES FUND, INC.

BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 21, 2007


BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007





                                      -1-